UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2008

Item 1. Report to Stockholders.

ANNUAL REPORT
MARCH 31, 2008

WWW.DUNCAN-HURST.COM

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

Enclosed is the CAN SLIM® Select Growth Fund’s Annual Report containing financial statements for the fiscal year ending March 31, 2008.

For the 12-month period beginning April 1, 2007 and ending March 31, 2008 the Fund posted a return of +2.16% versus -6.25% for the Russell 2500 Growth Index Fund and -5.08% for the S&P 500 Index.  The Fund outperformed its primary benchmark, Russell 2500 Growth Index, 3 out of 4 quarters during the fiscal year.

The best performing sectors for the period were Materials, Consumer Discretionary, and Financials.  The poor performing sectors were Health Care and Information Technology.  The stocks that provided the largest contributions to the performance were Materials sector company, Potash Corp. of Saskatchewan Inc. (POT) and Information Technology sector company, SunPower Corp. (SPWR).  Conversely, the largest detractors from performance were Corrections Corp. of America (CXW) and First Solar Inc. (FSLR) from the Industrials sector.

According to the CAN SLIM® investment philosophy cash may be raised in the portfolio for defensive purposes.  As stated in the prospectus in a downward trending market, the CAN SLIM® Select List may shrink to fewer than 100 names, indicating an increase in cash position. As per the CAN SLIM® Select List and the prevailing market, an increased cash investment was warranted at times during the 12-month period with the Fund holding an average cash position of 17%.  During the 1st quarter of 2008 the market experienced a substantial downturn and the Fund’s cash position averaged 47%.  As of March 31, 2008 the Fund’s cash investment was 41%.

As discussed further under the Notes to Financial Statements on page 22, effective May 20, 2008, Duncan-Hurst is no longer the investment adviser of the Fund.  It has been our pleasure to serve as adviser to the Fund for the past several years. Thank you for your investment in the CAN SLIM® Select Growth Fund.  We appreciate your confidence in the Fund and wish you and the new Fund adviser future success.

Sincerely,
William H. Duncan, Jr.
Portfolio Manager, CEO

CAN SLIM® SELECT GROWTH FUND

Since the Fund selects stocks from a proprietary list of securities licensed by the Adviser, there is a chance that such license may terminate causing the Fund to shift investment strategies unexpectedly. This could have a negative effect on fund performance.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and greater price volatility than large capitalization companies. The Fund will experience significant portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders. Mutual fund investing involves risk. Principal loss is possible.

Must be preceded or accompanied by a current prospectus.

Investment performance reflects fee waivers. In the absence of such waivers, total return would be reduced.

The Russell 2500 Growth Index is an unmanaged index generally representative of the market for U.S. small-cap and mid-cap growth stocks. The Russell 2500 Growth Index measures the performance of those Russell 2500 Index companies with higher price-to book ratios and higher forecasted growth values. The Adviser believes that the Russell 2500 Growth Index more accurately indicates the market capitalizations in which the Fund invests, while also reflecting the Fund’s investment style. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. One cannot invest directly in an index.

The information provided in this letter represents the opinion of William H. Duncan, Jr. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of holdings.

The “CAN SLIM® Select” mark, along with the right to use the “CAN SLIM® Select List” has been licensed to the Adviser by Investor’s Business Daily for use by the Fund under certain circumstances.

The Fund is not sponsored, endorsed or sold by Investor’s Business Daily.

“CAN SLIM,” “Investor’s Business Daily,” and “IBD” are service marks and trademarks belonging to Data Analysis, Inc., and are used under license.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC. (5/08)

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT MARCH 31, 2008 (UNAUDITED)

*Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/07 - 3/31/08).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
(CONTINUED)

of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/07	3/31/08	10/1/07 – 3/31/08*
Actual	$1,000	$ 869	$7.94
Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.57

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

VALUE OF $10,000 VS RUSSELL 2500 GROWTH INDEX

Average Annualized Total Returns for the period ended March 31, 2008

		Since Inception
	1 Year	(9/26/05)
CAN SLIM® Select Growth Fund	2.16%	-0.36%
Russell 2500 Growth Index	-6.25%	5.49%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 26, 2005 (the “Fund’s inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.duncan-hurst.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2008

Shares		Value
COMMON STOCKS: 48.3%
Automobiles & Components: 1.1%
11,540	LKQ Corp.*	$259,304
Banks: 0.8%
3,020	Banco Bradesco S.A. - ADR	83,835
1,530	Credicorp, Ltd.	109,762
		193,597
Capital Goods: 6.5%
1,240	Alliant Techsystems, Inc.*	128,377
4,790	Ametek, Inc.	210,329
2,610	Bucyrus International, Inc. - Class A	265,306
2,270	Flowserve Corp.	236,943
4,570	Harsco Corp.	253,087
890	L-3 Communications Holdings, Inc.	97,313
6,290	Robbins & Myers, Inc.	205,368
2,150	SPX Corp.	225,535
		1,622,258
Consumer Durables & Apparel: 0.9%
3,390	Nike, Inc.	230,520
Diversified Financials: 1.4%
1,140	BlackRock, Inc. - Class A	232,765
2,600	Investment Technology Group, Inc.*	120,068
		352,833
Energy: 12.5%
7,040	Arena Resources, Inc.*	272,518
3,030	Atwood Oceanics, Inc.*	277,912
4,540	Carrizo Oil & Gas, Inc.*	269,086
10,060	Concho Resources, Inc.*	257,938
1,010	Core Laboratories N.V.*	120,493
980	Diamond Offshore Drilling, Inc.	114,072
2,900	Hess Corporation	255,722
5,680	Hornbeck Offshore Services, Inc.*	259,406

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2008 (CONTINUED)

Shares		Value
COMMON STOCKS: 48.3% (Continued)
Energy: 12.5% (Continued)
10,220	Quicksilver Resources, Inc.*	$373,337
4,210	Range Resources Corp.	267,124
12,080	Southwestern Energy Co.*	406,975
7,420	Williams Companies, Inc.	244,712
		3,119,295
Food & Staples Retailing: 1.4%
1,950	Central European Distribution Corp.*	113,471
5,820	CVS Caremark Corp.	235,768
		349,239
Food Beverage & Tobacco: 1.4%
19,770	Darling International, Inc.*	256,021
2,790	Green Mountain Coffee Roasters, Inc.*	88,304
		344,325
Health Care Equipment & Services: 2.6%
15,500	Bruker Corporation.*	238,545
870	Intuitive Surgical, Inc.*	282,185
2,080	Thermo Fisher Scientific, Inc.*	118,227
		638,957
Hotels, Restaurants & Leisure: 1.6%
1,820	McDonald’s Corp.	101,501
8,340	WMS Industries, Inc.*	299,990
		401,491
Household & Personal Products: 2.0%
3,480	Chattem, Inc.*	230,863
3,550	Colgate-Palmolive Co.	276,581
		507,444
Materials: 8.2%
1,760	Agrium, Inc.	109,313
2,190	Airgas, Inc.	99,579

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2008 (CONTINUED)

Shares		Value
COMMON STOCKS: 48.3% (Continued)
Materials: 8.2% (Continued)
10,290	Calgon Carbon Corp.*	$154,864
6,510	Companhia Siderurgica Nacional - ADR	234,295
1,820	FMC Corp.	100,992
8,380	Gerdau S.A. - ADR	256,177
2,300	Mosaic Co.*	235,980
2,760	Potash Corp. of Saskatchewan	428,380
5,570	Terra Industries, Inc.*	197,902
15,600	Yamana Gold, Inc.	228,072
		2,045,554
Pharmaceuticals & Biotechnology: 1.0%
4,140	Celgene Corporation*	253,740
Retailing: 2.1%
9,840	Aeropostale, Inc.*	266,763
2,170	Priceline.com, Inc.*	262,266
		529,029
Semiconductors & Semiconductor Equipment: 0.9%
3,010	MEMC Electronic Materials, Inc.*	213,409
Software & Services: 1.2%
1,330	Mastercard, Inc.	296,577
Technology Hardware & Equipment: 0.9%
8,590	Western Digital Corp.*	232,273
Telecommunication Services: 1.8%
1,870	America Movil S.A.B de C.V. - ADR	119,100
1,400	Millicom International Cellular SA *	132,370
950	Mobile Telesystems OJSC - ADR *	72,058
3,870	Vimpel Communications - ADR	115,674
		439,202
TOTAL COMMON STOCKS
(Cost $12,119,223)		12,029,047

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2008 (CONTINUED)

Shares		Value
INVESTMENT COMPANIES: 9.9%
15,860	iShares Russell 2000
	Growth Index Fund	$1,155,242
12,890	iShares Russell Midcap
	Growth Index Fund	1,305,757
		2,460,999
TOTAL INVESTMENT COMPANIES
(Cost $2,441,964)		2,460,999

PREFERRED STOCK: 1.1%
Telecommunication Services: 1.1%
10,760	Tele Norte Leste Participacoes S.A. - ADR	285,571
TOTAL PREFERRED STOCK
(Cost $269,440)		285,571

SHORT-TERM INVESTMENTS: 40.7%
Money Market Funds: 40.7%
4,625,930	AIM Liquid Assets Portfolio -
	Institutional Class	4,625,930
5,500,000	AIM Short-Term Prime -
	Institutional Class	5,500,000
		10,125,930
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,125,930)		10,125,930
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $24,956,557)		24,901,547
Other Assets in Excess of Liabilities: 0.0%		5,667
TOTAL NET ASSETS: 100.0%		$24,907,214

*  Non-income producing security.
ADR American Depository Receipt
The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2008

ASSETS
Investments in securities, at value
(cost $24,956,557) (Note 2)	$24,901,547
Receivables:
Investment securities sold	80,367
Fund shares sold	12,650
Dividends and interest	35,324
Prepaid expenses	8,176
Total assets	25,038,064

LIABILITIES
Payables:
Fund shares redeemed	61,500
Investment advisory fees, net	13,414
Administration fees	4,365
Custody fees	1,507
Distribution fees	16,965
Fund accounting fees	2,864
Transfer agent fees	4,395
Chief compliance officer fees	890
Other accrued expenses	24,950
Total liabilities	130,850
NET ASSETS	$24,907,214
Net asset value, offering price and redemption price
per share ($24,907,214 / 2,513,400 shares
outstanding; unlimited number of shares
authorized without par value)	$9.91

COMPONENTS OF NET ASSETS
Paid-in capital	$34,390,083
Accumulated net realized loss on investments	(9,427,859)
Net unrealized depreciation on investments	(55,010)
Net assets	$24,907,214

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008

INVESTMENT INCOME
Dividends (net of $6,528 foreign withholding tax)	$198,122
Interest	207,225
Total investment income	405,347

EXPENSES (Note 3)
Investment advisory fees	342,983
Distribution fees	85,746
Administration fees	68,607
Transfer agent fees	46,174
Fund accounting fees	29,836
Miscellaneous expenses	22,034
Registration fees	20,596
Legal fees	18,675
Audit fees	18,251
Reports to shareholders	13,266
Trustee fees	8,745
Custody fees	8,097
Chief compliance officer fees	5,714
Insurance expense	1,225
Interest expense (Note 5)	110
Total expenses	690,059
Less: fees waived	(107,614)
Net expenses	582,445
Net investment loss	(177,098)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	5,041,306
Change in net unrealized
depreciation on investments	(2,687,575)
Net realized and unrealized
gain on investments	2,353,731
Net increase in net assets
resulting from operations	$2,176,633

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31,	March 31,
	2008	2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(177,098)	$(485,171)
Net realized gain (loss)
on investments	5,041,306	(11,640,739)
Change in net unrealized
depreciation on investments	(2,687,575)	(4,833,562)
Net increase (decrease) in net
assets resulting from operations	2,176,633	(16,959,472)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
derived from net change in
outstanding shares (a) (b)	(22,116,851)	(11,871,537)
Total decrease in net assets	(19,940,218)	(28,831,009)

NET ASSETS
Beginning of year	44,847,432	73,678,441
End of year	$24,907,214	$44,847,432

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2008		March 31, 2007
	Shares	Value	Shares	Value
Shares sold	514,751	$5,616,230	5,759,371	$63,523,418
Shares
redeemed (b)	(2,626,826)	(27,733,081)	(7,583,464)	(75,394,955)
Net decrease	(2,112,075)	$(22,116,851)	(1,824,093)	$(11,871,537)

(b)  Net of redemption fees of $3,570 and $112,882 respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH
YEAR/PERIOD

	Year Ended		Year Ended	Period Ended
	March 31,		March 31,	March 31,
	2008		2007	2006*
Net asset value,
beginning of year/period	$9.70		$11.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.07)		(0.10)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.28		(1.64)	1.44
Total from
investment operations	0.21		(1.74)	1.42

LESS DISTRIBUTIONS
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.02	0.00	**
Net asset value,
end of year/period	$9.91		$9.70	$11.42
Total return	2.16%		(15.06)%	14.20%	^

RATIO/SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$24.9		$44.8	$73.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	2.01%		1.81%	2.39%	+
After fees waived and
expenses absorbed	1.70%		1.70%	1.70%	+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(0.83)%		(0.78)%	(1.68)%	+
After fees waived and
expenses absorbed	(0.52)%		(0.67)%	(0.99)%	+
Portfolio turnover rate	226%		493%	118%	^

*	Fund commenced operations on September 26, 2005.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2008

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2008 (CONTINUED)

the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2008, the Fund did not hold fair valued securities.

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

At March 31, 2008, the Fund has an estimated capital loss carryforward of $9,229,320, which expires in 2015.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a first-in, first-out basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2008 (CONTINUED)

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America required that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2008, the Fund decreased paid in capital by $173,843, increased accumulated net realized loss on investments by $3,255, and decreased undistributed net investment loss by $177,098 as a result of net operating loss and other reclassifications.

H.	New Accounting Pronouncements. Effective September 28, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2008 (CONTINUED)

Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more likely than not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund include Federal and Massachusetts.  As of March 31, 2008, open tax years include the tax years ended March 31, 2006 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2008 (CONTINUED)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Duncan-Hurst Capital Management, L.P. (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended March 31, 2008, the Fund incurred $342,983 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year ended March 31, 2008, the Adviser waived $107,614 in fees for the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At March 31, 2008, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $288,812.  Due to the change in investment advisers as mentioned in Note 6, no portion of this amount will be eligible for reimbursement in the future.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2008 (CONTINUED)

Under $75 million	0.20% of average daily net assets
$75 to $150 million	0.15% of average daily net assets
$150 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets
Minimum annual fee:	$35,000

For the year ended March 31, 2008, the Fund incurred $68,607 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended March 31, 2008, the Fund was allocated $5,714 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the year ended March 31, 2008, the Fund incurred $85,746 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended March 31, 2008, were $65,459,278 and $81,738,240 respectively.

There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2008.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2008 (CONTINUED)

As of March 31, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$25,155,096
Gross unrealized appreciation	516,146
Gross unrealized depreciation	(769,695)
Net unrealized depreciation	(253,549)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(9,229,320)
Total accumulated gain	$(9,482,869)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 5 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) made available to the Fund a credit facility to be used for temporary or extraordinary purposes on July 1, 2007. For the period ended March 31, 2008, the average interest rate on the outstanding principle amount was 7.75%. Advances are not collateralized by a first lien against the Fund’s assets. During the period ended March 31, 2008, the Fund’s outstanding average daily balance was $1,865. The maximum amount outstanding for the current lending agreement during the period was $229,000. For the period ended March 31, 2008 interest expense amounted to $110 for the Fund. At March 31, 2008, the Fund had a loan balance of $0.

NOTE 6 – SUBSEQUENT EVENT

On May 19, 2008, NorthCoast Asset Management, LLC (“NorthCoast”) was approved by the Board of Trustees of the Trust as investment adviser to the Fund. At the same time, the Trust terminated the Agreement between Duncan-Hurst Capital Management, L.P. and the Trust, on behalf of the Fund.  As of May 20, 2008, NorthCoast started managing the Fund under an Interim Investment Advisory Agreement (“Interim Advisory Agreement”) that was also approved by the Board in anticipation of this change in investment advisers.  The terms of the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2008 (CONTINUED)

Interim Advisory Agreement are substantially identical to the terms of the recently terminated Agreement except for the identity of the investment adviser and the commencement date.

In the coming weeks, shareholders will be receiving in the mail a proxy statement seeking shareholder approval of a new investment advisory agreement (the “New Advisory Agreement”) with NorthCoast.  The New Advisory Agreement, if approved by shareholders, will replace the Interim Advisory Agreement.  Until the New Advisory Agreement is approved, management fees for NorthCoast will be held in an escrow account.

Please note that as of May 21, 2008, the ticker symbol of the Fund has changed.  The new ticker symbol is CANGX.

CAN SLIM® SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of
CAN SLIM® Select Growth Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2008, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period September 26, 2005 (commencement of operations) to March 31, 2006.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM® Select Growth Fund as of March 31, 2008, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period September 26, 2005 (commencement of operations) to March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 20, 2008

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Dorothy A. Berry	Chairman	Indefinite	President,	1	Trustee,
(born 1943)	and	Term	Talon Industries,		Allegiant
2020 E. Financial Way	Trustee	Since	Inc. (administrative,		Funds.
Suite 100		May 1991.	management and
Glendora, CA 91741			business consulting);
formerly, Executive
Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).
Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term	Consultant;		Foundation;
2020 E. Financial Way		Since	formerly, Chief		The
Suite 100		May 1991.	Executive Officer,		University
Glendora, CA 91741			Rockefeller Trust		of Virginia
			Co., (prior thereto		Law School
			Senior Vice		Foundation.
President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
Carl A. Froebel	Trustee	Indefinite	Owner, Golf	1	None.
(born 1938)		Term	Adventures, LLC,
2020 E. Financial Way		Since	(Vacation Services);
Suite 100		May 1991.	formerly, President
Glendora, CA 91741			and Founder, National
Investor Data Services,
Inc. (investment related
computer software).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(CONTINUED)

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Steven J. Paggioli	Trustee	Indefinite	Consultant,	1	Trustee,
(born 1950)		Term	since July		Managers
2020 E. Financial Way		Since	2001; formerly,		Funds;
Suite 100		May 1991.	Executive Vice		Trustee,
Glendora, CA 91741			President,		Managers
			Investment		AMG
			Company		Funds.
Administration,
LLC (“ICA”)
(mutual fund
administrator).
Robert M. Slotky	President	Indefinite	Vice	Not	Not
(born 1947)		Term	President,	Applicable.	Applicable.
2020 E. Financial Way		Since	U.S. Bancorp
Suite 100		Aug. 2002.	Fund Services,
Glendora, CA 91741	Chief	Indefinite	LLC, since
	Compli-	Term;	July 2001.
	ance	Since
	Officer	Sept. 2004.
	Anti-	Indefinite
	Money	Term;
	Laun-	Since
	dering	Dec. 2005.
Officer
Eric W. Falkeis	Treasurer	Indefinite	Chief	Not	Not
(born 1973)		Term;	Financial	Applicable.	Applicable.
615 East Michigan St.		Since	Officer, U.S.
Milwaukee, WI 53202		Aug. 2002.	Bancorp Fund
Services, LLC,
since April 2006;
Vice President,
U.S. Bancorp
Fund Services,
LLC since 1997;
formerly, Chief
Financial Officer,
Quasar Distributors,
LLC (2000-2003).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(CONTINUED)

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Elaine E. Richards	Secretary	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable
2020 E. Financial Way		Since	Compliance
Suite 100		February	Officer, U.S.
Glendora, CA 91741		2008.	Bancorp Fund
Services, LLC,
since July 2007;
formerly, Vice
President and
Senior Counsel,
Wells Fargo
Funds Management,
LLC (2004-2007),
formerly, Vice
President and
Legal Compliance
Officer, U.S. Bancorp
Fund Services, LLC
(1998-2004).

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.northcoastam.com within ten business days after calendar quarter end.

INFORMATION ABOUT THE FUND DIRECTORS
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund directors and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.northcoastam.com.

(This Page Intentionally Left Blank.)

Investment Adviser
Duncan-Hurst Capital Management, L.P.
4365 Executive Drive, Suite 1520
San Diego, CA 92121

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steve Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2008	FYE 03/31/2007
Audit Fees	$16,000	15,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 03/31/2008	FYE 03/31/2007
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date  May 22, 2008

By (Signature and Title)*    /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  June 8, 2008

* Print the name and title of each signing officer under his or her signature.